Investment in equity investees (Details 2) $ in Thousands									1 Months Ended		3 Months Ended			5 Months Ended	12 Months Ended
	Aug. 09, 2018 CNY (¥)	May 23, 2018 CNY (¥) item	Jun. 17, 2016 CNY (¥)	Apr. 26, 2016 CNY (¥)	Jan. 21, 2016 USD ($)	Jan. 21, 2016 CNY (¥)	May 22, 2015 CNY (¥) item	Feb. 16, 2015 CNY (¥)	Apr. 30, 2016 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	May 22, 2018	Dec. 28, 2017 CNY (¥)	Nov. 16, 2017 CNY (¥) individual	Aug. 31, 2016 USD ($)	Aug. 11, 2016 CNY (¥)	Feb. 28, 2015 USD ($)
Equity method investments
Investments accounted for under the equity method																¥ 13,307,454,000	¥ 8,800,593,000
Consideration received after deducting financing charges																3,531,870,000		¥ 9,592,258,000
Equity method investment with the investment cost allocation
Carrying value of equity investment																13,307,454,000	8,800,593,000
Operating data:
Revenue																94,099,295,000	72,206,753,000	37,122,299,000
Gross profit																26,893,544,000	19,162,739,000	4,829,228,000
Income/(Loss) from operations																(1,471,960,000)	(2,200,140,000)	(3,126,138,000)
Net income/(loss)																(1,722,715,000)	(2,549,137,000)	(3,369,075,000)
Net income/(loss) attributable to shareholders																(1,748,305,000)	(2,977,210,000)	(3,729,119,000)
Proportionate share of equity method investees' net income															$ (161,894)	(1,113,105,000)	(1,926,720,000)	(2,781,909,000)
Balance sheet data:
Current assets											¥ 47,136,935,000			¥ 47,136,935,000		110,276,278,000	78,125,211,000	47,136,935,000
Non-current assets											26,244,217,000			26,244,217,000		78,546,934,000	62,806,104,000	26,244,217,000
Current liabilities											27,103,212,000			27,103,212,000		80,643,552,000	58,734,790,000	27,103,212,000
Non-current liabilities											4,559,231,000			4,559,231,000		22,755,496,000	16,703,429,000	4,559,231,000
Redeemable stock											4,795,473,000			4,795,473,000		9,897,962,000	5,877,854,000	4,795,473,000
Non-controlling interests											¥ 4,072,998,000			¥ 4,072,998,000		431,498,000	717,106,000	4,072,998,000
Accumulated impairment of Measurement Alternative investments																846,243,000
Ordinary shares
Equity method investments
Consideration received after deducting financing charges																3,000		19,000
Tuniu Group | HNA Tourism Group
Equity method investments
Consideration received after deducting financing charges | $					$ 500,000
Others, net
Balance sheet data:
Impairment charges in connection with the Measurement Alternative investments																593,138,000	59,987,000	341,984,000
Share of results of equity investees
Equity method investment with the investment cost allocation
Impairment charges in connection with the equity method																0	0	¥ 1,416,801,000
JD Daojia | Others, net
Equity method investments
Disposal gain				¥ 1,227,760,000
Yonghui Group
Equity method investments
Investments accounted for under the equity method																¥ 5,450,209,000	¥ 4,245,001,000						¥ 4,234,929,000
Percentage of the issued and outstanding ordinary shares (in percentage)		12.00%									10.00%			10.00%		12.00%	10.00%	10.00%	10.00%				10.00%
Total consideration in cash		¥ 5,458,074,000
Number of board seat held | item		2
Number of board seats | item		11
Dividend received																¥ 143,557,000	¥ 114,845,000
Equity method investment with the investment cost allocation
Carrying value of equity investment																5,450,209,000	4,245,001,000						¥ 4,234,929,000
Proportionate share of investee's net tangible assets and intangible assets																2,122,874,000	1,946,349,000						1,869,905,000
Excess of carrying value of the investment over proportionate share of investee's net tangible and intangible assets																3,327,335,000	2,298,652,000						2,365,024,000
The excess of carrying value has been primarily assigned to goodwill																1,989,726,000	1,270,190,000						1,270,190,000
The excess of carrying value has been primarily assigned to amortizable intangible assets																1,783,478,000	1,371,283,000						1,459,779,000
The excess of carrying value has been primarily assigned to deferred tax liabilities																(445,869,000)	(342,821,000)						¥ (364,945,000)
Cumulative gains/(losses) in equity interest																¥ 250,538,000	124,917,000
Weighted average remaining life of the intangible assets															16 years	16 years
Aggregate market values																¥ 8,609,614,000	9,666,167,000
Operating data:
Revenue														¥ 6,248,703,000		67,975,691,000	55,524,229,000
Gross profit														1,230,057,000		14,912,887,000	11,319,620,000
Income/(Loss) from operations														95,453,000		1,296,271,000	2,065,795,000
Net income/(loss)														71,130,000		1,189,513,000	1,721,628,000
Net income/(loss) attributable to shareholders														¥ 72,905,000		¥ 1,548,833,000	¥ 1,818,910,000
Percentage of ownership		12.00%									10.00%			10.00%		12.00%	10.00%	10.00%	10.00%				10.00%
Proportionate share of net income, before basis adjustments														¥ 7,291,000		¥ 160,630,000	¥ 181,891,000
Basis adjustments														(7,375,000)		(64,072,000)	(58,998,000)
Proportionate share of equity method investees' net income														¥ (84,000)		96,558,000	122,893,000
Bitauto Group
Equity method investments
Investments accounted for under the equity method								¥ 5,496,188,000								2,544,367,000	2,128,409,000
Percentage of the issued and outstanding ordinary shares (in percentage)			26.00%					25.00%
Total consideration in resources-Future services								¥ 3,045,268,000
Total consideration in cash			¥ 328,975,000					2,450,920,000
Total consideration for equity investment								¥ 5,496,188,000
Total consideration in resources, additional support period from key platform								5 years
Equity method investment with the investment cost allocation
Carrying value of equity investment								¥ 5,496,188,000								2,544,367,000	2,128,409,000
Proportionate share of investee's net tangible assets and intangible assets								2,119,109,000								2,619,609,000	2,228,925,000
Excess of carrying value of the investment over proportionate share of investee's net tangible and intangible assets								3,377,079,000								(75,242,000)	(100,516,000)
The excess of carrying value has been primarily assigned to goodwill								2,846,260,000
The excess of carrying value has been primarily assigned to amortizable intangible assets								707,758,000								(75,242,000)	(100,516,000)
The excess of carrying value has been primarily assigned to deferred tax liabilities								¥ (176,939,000)
Cumulative gains/(losses) in equity interest																¥ (3,280,796,000)	(3,696,754,000)
Weighted average remaining life of the intangible assets															3 years	3 years
Aggregate market values																¥ 3,087,400,000	3,773,634,000
Impairment charges in connection with the equity method											¥ 672,886,000
Operating data:
Percentage of ownership			26.00%					25.00%
Dada Group
Equity method investments
Investments accounted for under the equity method				2,164,050,000													139,147,000
Percentage of the issued and outstanding ordinary shares (in percentage)									81.00%
Term of warrant (in years)									2 years
Total consideration in cash									¥ 1,298,700,000
Number of board seat held | item									2
Number of board seats | item									6
Total consideration for equity investment									¥ 3,508,200,000
Assets/investments received by the Company				3,508,200,000
Equity method investment with the investment cost allocation
Carrying value of equity investment				2,164,050,000													139,147,000
Proportionate share of investee's net tangible assets and intangible assets				424,140,000												(1,709,458,000)	(1,579,323,000)
Excess of carrying value of the investment over proportionate share of investee's net tangible and intangible assets				1,739,910,000												1,709,458,000	1,718,470,000
The excess of carrying value has been primarily assigned to goodwill				1,605,891,000												1,605,891,000	1,605,891,000
The excess of carrying value has been primarily assigned to amortizable intangible assets				178,692,000												138,089,000	150,105,000
The excess of carrying value has been primarily assigned to deferred tax liabilities				(44,673,000)												(34,522,000)	(37,526,000)
Cumulative gains/(losses) in equity interest																¥ (2,164,050,000)	(2,024,903,000)
Weighted average remaining life of the intangible assets															7 years	7 years
Operating data:
Percentage of ownership									81.00%
Dada Group | Ordinary shares
Equity method investments
Investments accounted for under the equity method																¥ 0
Percentage of the equity interests on a fully diluted basis (in percentage)									41.00%
Assets/investments received by the Company				2,164,050,000
Equity method investment with the investment cost allocation
Carrying value of equity investment																0
Dada Group | Preferred Shares
Equity method investments
Investments accounted for under the equity method																2,922,725,000
Percentage of the equity interests on a fully diluted basis (in percentage)									7.00%
Total consideration in cash	¥ 1,230,808,000
Total consideration for equity investment																				¥ 983,820,000
Assets/investments received by the Company				1,298,700,000
Equity method investment with the investment cost allocation
Carrying value of equity investment																2,922,725,000
Operating data:
Proportionate share of equity method investees' net income																766,690,000
Dada Group | Warrants-C
Equity method investments
Assets/investments received by the Company				¥ 45,450,000
Equity method investment with the investment cost allocation
Warrant recorded at fair value																45,450,000
Dada Group | Supply chain support
Equity method investments
Estimated useful lives (in years)									10 years
Dada Group | Traffic and other additional support
Equity method investments
Estimated useful lives (in years)									7 years
Dada Group | Non-compete Agreement
Equity method investments
Estimated useful lives (in years)									7 years
Tuniu Group
Equity method investments
Investments accounted for under the equity method							¥ 2,494,145,000									858,566,000	947,500,000
Percentage of the issued and outstanding ordinary shares (in percentage)					21.00%	21.00%	28.00%			7.00%
Total consideration in resources-Future services							¥ 660,215,000
Total consideration in cash							¥ 1,528,275,000			¥ 305,930,000
Number of board seat held | item							1
Total consideration for equity investment							¥ 2,188,490,000
Total consideration in resources, with exclusive right							5 years
Unrealized gain, previously recorded, reversed													¥ 14,395,000
Deemed partial disposal gain						¥ 108,495,000
Equity method investment with the investment cost allocation
Carrying value of equity investment							¥ 2,494,145,000									858,566,000	947,500,000
Proportionate share of investee's net tangible assets and intangible assets							1,014,296,000									714,009,000	779,525,000
Excess of carrying value of the investment over proportionate share of investee's net tangible and intangible assets							1,479,849,000									144,557,000	167,975,000
The excess of carrying value has been primarily assigned to goodwill							1,212,149,000									23,899,000	23,899,000
The excess of carrying value has been primarily assigned to amortizable intangible assets							356,933,000									160,877,000	192,101,000
The excess of carrying value has been primarily assigned to deferred tax liabilities							¥ (89,233,000)									(40,219,000)	(48,025,000)
Cumulative gains/(losses) in equity interest																¥ (1,635,579,000)	(1,546,645,000)
Weighted average remaining life of the intangible assets															6 years	6 years
Aggregate market values																¥ 867,921,000	1,304,082,000
Impairment charges in connection with the equity method												¥ 721,501,000
Fair value of equity method investments												¥ 1,454,578,000
Operating data:
Percentage of ownership					21.00%	21.00%	28.00%			7.00%
Yixin
Equity method investments
Investments accounted for under the equity method																1,044,537,000	860,992,000				¥ 860,992,000
Percentage of the issued and outstanding ordinary shares (in percentage)																					11.00%
Equity method investment with the investment cost allocation
Carrying value of equity investment																1,044,537,000	860,992,000				¥ 860,992,000
Proportionate share of investee's net tangible assets and intangible assets																1,641,276,000	1,703,448,000				1,703,448,000
Excess of carrying value of the investment over proportionate share of investee's net tangible and intangible assets																(596,739,000)	¥ (842,456,000)				¥ (842,456,000)
Remaining useful lives																	3 years
Cumulative gains/(losses) in equity interest																183,545,000
Aggregate market values																¥ 1,049,246,000	¥ 3,586,393,000
Number of non-executive board members the Group has right to nominate | individual																					1
Number of non-executive board members | individual																					9
Operating data:
Percentage of ownership																					11.00%
Yixin | Series A and Series B preferred shares
Equity method investments
Cost method investments | $																						$ 30,000		$ 100,000